CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Current liabilities	¥ 538,040	¥ 712,401
Non-current liabilities	¥ 51,965	100,933
Ordinary shares authorized (in shares)	850,000,000
VIEs and VIEs Subsidiaries
Current liabilities | ¥	¥ 625,639	746,642
Non-current liabilities | ¥	17,880	46,821
VIEs and VIEs Subsidiaries | Without recourse
Current liabilities | ¥	381,235	406,691
Non-current liabilities | ¥	¥ 17,880	¥ 46,821
Class A Ordinary Shares
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares issued (in shares)	73,065,987	71,736,059
Ordinary shares outstanding (in shares)	68,843,320	69,092,367
Class A Ordinary Shares | Ordinary shares
Ordinary shares authorized (in shares)	750,000,000	750,000,000
Ordinary shares issued (in shares)	73,065,987	71,736,059
Ordinary shares outstanding (in shares)	68,843,320	69,092,367
Class B Ordinary shares
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares issued (in shares)	12,000,000	12,000,000
Ordinary shares outstanding (in shares)	12,000,000	12,000,000
Class B Ordinary shares | Ordinary shares
Ordinary shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares issued (in shares)	12,000,000	12,000,000
Ordinary shares outstanding (in shares)	12,000,000	12,000,000